Stock-Based Compensation (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation [Abstract]
Options, beginning of year	212,725	225,669
Options, Granted	28,900	34,750
Options, Exercised	(28,275)	(44,219)
Options, Forfeited	(4,650)	(3,475)
Options, end of year	208,700	212,725
Options, Exercisable, end of period	179,800	177,975
Weighted Average Exercise Price Per Share, Outstanding, beginning of period	$ 20.76	$ 19.46
Weighted Average Exercise Price Per Share, Granted	32.34	32.81
Weighted Average Exercise Price Per Share, Exercised	18.39	23.53
Weighted Average Exercise Price Per Share, Forfeited	27.08	21.71
Weighted Average Exercise Price Per Share, Outstanding, end of period	22.54	20.76
Weighted Average Exercise Price Per Share, Exercisable, end of period	$ 20.97	$ 18.41
Weighted Average Remaining Contractual Term, Outstanding	5 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding, beginning of period	$ 2,604,097
Aggregate Intrinsic Value, Outstanding, end of period	2,182,537	$ 2,604,097
Aggregate Intrinsic Value, Exercisable at end of period	$ 2,163,463	$ 2,597,494